Subsequent Events - Additional Information (Detail) - Major ordinary share transactions [member] - ADLINK Technology Inc [member] shares in Thousands	Mar. 12, 2020 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Tender offer, description	On February 5, 2020, AUO's Board of Directors resolved to acquire common shares of ADLINK Technology Inc. through tender offer.
Shares acquired | shares	42,310
Common shraes offer consideration | $ / shares	$ 57
Percentage of equity interest acquired	19.45%